Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Schedule of Property, Plant and Equipment, Net [Line Items]
Less: accumulated depreciation and amortization	$ (55,958)	$ (55,078)
Net book value	23,385	24,603
Leasehold land and buildings [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Cost	32,233	32,233
Plant and machinery [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Cost	33,254	33,536
Furniture, fixtures and equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Cost	10,180	10,328
Motor vehicles [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Cost	1,365	1,352
Leasehold Improvements [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Cost	4,565	4,540
Impairment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Impairment	(2,254)	(2,308)
Cost [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Cost	$ 79,343	$ 79,681